091-15834

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 15 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
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| OMB Number: | 3235-0504 |
| Expires: | August 31, 2013 |
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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

13035040

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   Horizons S&P 500 Covered Call ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   HSPX
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Buckley

Title:
Senior Regulatory Counsel

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:

Date:
July 9, 2013

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 15 2013 |

NSX National Stock® Exchange

July 9, 2013

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 15 2013
DIVISION OF TRADING & MARKETS

RE: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange act of 1934, enclosed please find one original and nine copies of a completed Form 19b-4(e), executed on behalf of the National Stock Exchange, Inc. ("Exchange") for each of the following symbols which were recently approved for trading on the Exchange:

1) CSCB
2) CSCR
3) ICOL
4) PGHY
5) TRSK
6) SPXH
7) HSPX
8) JPNL
9) JPNS
10) ISRA
11) DXJS
12) DXPS
13) IDOG
14) EMDG
15) TWOK
16) IBDA
17) IBDB
18) IBDC
19) IBDD

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 15 2013 |

Please contact me at (201) 499-3698 if you have any questions on the enclosed materials.

Sincerely,

James Buckley

Encls.